Estimates (Accrued And Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Information [Abstract]
Interest payable	$ 357	$ 334
Customer advances and deposits	142	61
Accrued Capital Expenditures	260	427
Accrued wages and benefits	173	250
Taxes payable other than income taxes	211	208
Income taxes payable	4	41
Deferred Tax Liabilities, Net, Current	119	130
Other Accrued Liabilities, Current	412	303
Total accrued and other current liabilities	$ 1,678	$ 1,754